Stock Options - Summary of Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number	10,000
Outstanding, Weighted Average Remaining Contractual Life	3 months 15 days
Outstanding, Weighted Average Exercise Price	$ 35.00
$35.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 35.00
Outstanding, Number	10,000
Outstanding, Weighted Average Remaining Contractual Life	3 months 15 days
Outstanding, Weighted Average Exercise Price	$ 35.00